CONSOLIDATED STATEMENT OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONTINUED OPERATIONS
NET SALES	R$ 33,446,980	R$ 30,188,421	R$ 28,314,160
Cost of sales	(25,370,042)	(25,320,753)	(22,601,215)
GROSS PROFIT	8,076,938	4,867,668	5,712,945
OPERATING INCOME (EXPENSES)
Selling expenses	(4,911,666)	(4,513,594)	(4,208,683)
General and administrative expenses	(615,683)	(551,165)	(462,523)
Impairment loss on trade and other receivables	(23,899)	(46,269)	(67,471)
Other operating income (expenses), net	224,384	19,311	(333,467)
Income (loss) from associates and joint ventures	(1,737)	17,715	22,383
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	2,748,337	(206,334)	663,184
Financial expenses	(3,613,051)	(3,891,106)	(3,445,449)
Financial income	1,747,652	1,649,632	1,563,691
INCOME (LOSS) BEFORE TAXES FROM CONTINUING OPERATIONS	882,938	(2,447,808)	(1,218,574)
Income taxes	195,395	333,302	251,809
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,078,333	(2,114,506)	(966,765)
DISCONTINUED OPERATIONS
LOSS FROM DISCONTINUED OPERATIONS	(915,809)	(2,351,740)	(132,089)
INCOME (LOSS) FOR THE YEAR	162,524	(4,466,246)	(1,098,854)
Net Income (Loss) from Continuing Operation Attributable to
Controlling shareholders	1,067,312	(2,114,968)	(984,245)
Non-controlling interest	11,021	462	17,480
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,078,333	(2,114,506)	(966,765)
Net Loss From Discontinued Operations Attributable to
Controlling shareholders	(904,628)	(2,333,093)	(141,327)
Non-controlling interest	(11,181)	(18,647)	9,238
LOSS FROM DISCONTINUED OPERATIONS	R$ (915,809)	R$ (2,351,740)	R$ (132,089)
INCOME (LOSSES) PER SHARE FROM CONTINUING OPERATIONS
Weighted average shares outstanding - basic (in shares)	811,539,167	811,294,251	803,559,763
Income (losses) per share - basic (in R$ per share)	R$ 1.32	R$ (2.61)	R$ (1.22)
Weighted average shares outstanding - diluted (in shares)	813,867,119	811,294,251	803,559,763
Income (losses) per share - diluted (in R$ per share)	R$ 1.31	R$ (2.61)	R$ (1.22)
LOSSES PER SHARE FROM DISCONTINUED OPERATIONS
Weighted average shares outstanding - basic (in share)	811,539,167	811,294,251	803,559,763
Losses per share - basic (in R$ per share)	R$ (1.11)	R$ (2.88)	R$ (0.18)
Weighted average shares outstanding - diluted (in share)	811,539,167	811,294,251	803,559,763
Losses per share - diluted (in R$ per share)	R$ (1.11)	R$ (2.88)	R$ (0.18)